Equity (Details)							12 Months Ended
		Oct. 09, 2026 USD ($) $ / shares shares	May 14, 2024 shares	Apr. 03, 2024 shares	Feb. 04, 2024 $ / shares shares	May 31, 2023 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Sep. 29, 2026 USD ($) $ / shares shares	Aug. 17, 2026 shares	Jul. 31, 2026 shares	Jun. 30, 2026 CNY (¥) shares	Jun. 12, 2026 shares	Mar. 16, 2026 shares	Mar. 13, 2026 shares	Mar. 12, 2026 shares	Mar. 04, 2026 shares	Feb. 11, 2026 shares	Oct. 07, 2025 shares	Sep. 27, 2025 shares	Jul. 24, 2025 shares	Jun. 30, 2025 $ / shares shares
Equity [Line Items]
Authorized share capital (in Dollars) | $							$ 50,000
Closed IPO shares						3,507,734
Fair value of warrants							$ (249,204)	¥ (1,690,872)	¥ (1,952,081)
Least of after-tax profits percentage							10.00%							10.00%
Reserve funds percentage							50.00%							50.00%
Restricted net assets (in Yuan Renminbi) | ¥														¥ 95,000,000
Subsequent Event [Member]
Equity [Line Items]
Authorized share capital (in Dollars) | $											$ 50,000
Ordinary shares, issued												926,437
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized							500,000,000							500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares, issued					20,000,000
Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Authorized share capital (in Dollars) | $		$ 200,000									$ 200,000
Ordinary shares, authorized		40,000,000									500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.005
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized	[1]						9,000,000							9,000,000										9,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.005																	$ 0.005
Ordinary shares, issued	[1]						365,800							365,800										322,103
Closed IPO shares			23,765
Ordinary shares, outstanding	[1]						365,800							365,800										322,103
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, authorized											450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001									$ 0.0001
Ordinary shares, issued		50											8,840,000
Ordinary shares, outstanding		50
Comprising of ordinary shares		39,000,000									1,950,000,000
Increases of common stock par value (in Dollars per share) | $ / shares		$ 0.005
Reverse stock split		one-for-fifty (1-for-50)
Class A Ordinary Shares [Member] | Hudson Global Ventures, LLC [Member]
Equity [Line Items]
Ordinary shares, issued															20,000								2,800
Class A Ordinary Shares [Member] | Capital Global Opportunities Master Fund [Member]
Equity [Line Items]
Ordinary shares, issued																					1,061
Class A Ordinary Shares [Member] | Delin Maiding (Beijing) Consulting Co., Ltd [Member]
Equity [Line Items]
Ordinary shares, issued																						3,077
Class A Ordinary Shares [Member] | Hudson pursuant to the Hudson EPA [Member]
Equity [Line Items]
Ordinary shares, issued																		10,000		2,000
Class A Ordinary Shares [Member] | Skyline Corporate Communications Group, LLC [Member]
Equity [Line Items]
Ordinary shares, issued																	695
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Ordinary shares, issued																527			2,637
Closed IPO shares							4,226	4,226
Principal amount settle							$ 151,227	¥ 1,026,088
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Reclassify ordinary shares					44,394,436
Class A Ordinary Shares [Member] | Independent Director [Member]
Equity [Line Items]
Ordinary shares, issued							900							900
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized							450,000,000							450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares, issued																								16,105,132
Closed IPO shares										30,000
Ordinary shares, outstanding																								16,105,132
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized	[1]						1,000,000							1,000,000										1,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.005																	$ 0.005
Ordinary shares, issued	[1]						336,334							336,334										336,334
Ordinary shares, outstanding	[1]						336,334							336,334										336,334
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, authorized											50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares, issued													336,334
Ordinary shares, outstanding													336,334
Comprising of ordinary shares		1,000,000									50,000,000
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Reclassify ordinary shares					44,394,436
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized							50,000,000							50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares, issued																								16,816,692
Closed IPO shares
Ordinary shares, outstanding																								16,816,692
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, authorized											2,000,000,000
Initial Public Offering [Member]
Equity [Line Items]
Closed IPO shares				1,500,000
Fair value of warrants							$ 85,406	617,554
Initial Public Offering [Member] | Warrants [Member]
Equity [Line Items]
Warrants issued			1,188	75,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 4.4
Over-Allotment Warrants [Member]
Equity [Line Items]
Fair value of warrants							$ 1,353	¥ 9,786

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 13).